DISCONTINUED OPERATIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)
Revenues				¥ 234,952
Cost of revenues				(171,501)
Gross profit				63,451
Operating expenses
Selling and marketing				(21,149)
General and administrative				(16,414)
Research and development				(659)
Other income, net				360
Total operating expenses, net				(37,862)
Income from discontinued operations				25,589
Interest expense				(5,480)
Interest income				34
Income before income taxes from discontinued operations				20,143
Income tax (expense) benefits from discontinued operations
Current				(1,281)
Income tax (expenses) benefit from discontinued operations				(1,281)
Loss on disposal of commercial seed business, net of taxes (note 4)	$ 0	¥ 0	¥ 0	(3,282)
Net income from discontinued operations	$ 0	0	0	15,580
Less: Net income attributable to non-controlling interests				821
Net income from discontinued operations attributable to Origin Agritech Ltd.		¥ 0	¥ 0	14,759
Reclassified To Continuing Operations [Member]
Revenues				871
Cost of revenues				(679)
Gross profit				192
Operating expenses
General and administrative				(1,188)
Total operating expenses, net				(1,188)
Impairment on plant and equipment and inventories				(44,706)
Income before income taxes from discontinued operations				(45,702)
Income tax (expense) benefits from discontinued operations
Net income from discontinued operations				¥ (45,702)